UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09597

LORD ABBETT STOCK APPRECIATION FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/12

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Stock Appreciation Fund

For the six-month period ended January 31, 2012

Lord Abbett Stock Appreciation Fund Semiannual Report
For the six-month period ended January 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Stock Appreciation Fund for the six-month period ended January 31, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 through January 31, 2012).

Actual Expenses

          For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/11 - 1/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	8/1/11	1/31/12	8/1/11 – 1/31/12

Class A
Actual	$1,000.00	$ 960.80	$ 7.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$ 7.35
Class B
Actual	$1,000.00	$ 957.80	$10.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.62	$10.58
Class C
Actual	$1,000.00	$ 957.80	$10.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.89	$10.33
Class F
Actual	$1,000.00	$ 962.80	$ 5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$ 6.09
Class I
Actual	$1,000.00	$ 963.20	$ 5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$ 5.58
Class P
Actual	$1,000.00	$ 961.20	$ 6.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.39	$ 6.80
Class R2
Actual	$1,000.00	$ 963.00	$ 5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.61	$ 5.58
Class R3
Actual	$1,000.00	$ 960.70	$ 7.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$ 7.91

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.45% for Class A, 2.09% for Class B, 2.04% for Class C, 1.20% for Class F, 1.10% for Class I, 1.34% for Class P, 1.10% for Class R2 and 1.56% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
January 31, 2012

Sector*	%**
Consumer Discretionary	15.03%
Consumer Staples	2.20%
Energy	13.34%
Financials	3.28%
Health Care	11.12%

Sector*	%**
Industrials	13.25%
Information Technology	32.35%
Materials	8.60%
Short-Term Investment	0.83%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)
January 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 100.04%

Aerospace & Defense 3.89%
Honeywell International, Inc.	54,454	$3,161
Precision Castparts Corp.	17,519	2,867
United Technologies Corp.	11,774	922

Total		6,950

Auto Components 0.67%
BorgWarner, Inc.*	16,069	1,199

Beverages 0.46%
Coca-Cola Co. (The)	12,231	826

Biotechnology 2.81%
Alexion Pharmaceuticals, Inc.*	11,934	916
Celgene Corp.*	37,529	2,729
Gilead Sciences, Inc.*	28,099	1,372

Total		5,017

Capital Markets 0.80%
T. Rowe Price Group, Inc.	24,756	1,432

Chemicals 5.57%
Albemarle Corp.	13,530	870
Ashland, Inc.	42,335	2,670
Celanese Corp. Series A	29,195	1,422
Dow Chemical Co. (The)	32,393	1,085
LyondellBasell Industries NV Class A (Netherlands)(a)	40,934	1,764
Monsanto Co.	25,897	2,125

Total		9,936

Commercial Banks 0.77%
PNC Financial Services
Group, Inc. (The)	23,417	1,380

Communications Equipment 5.20%
F5 Networks, Inc.*	17,028	2,039
Finisar Corp.*	42,596	863
QUALCOMM, Inc.	108,525	6,383

Total		9,285

Investments	Shares	Fair Value (000)

Computers & Peripherals 11.13%
Apple, Inc.*	27,634	$12,615
EMC Corp.*	88,800	2,288
International Business Machines Corp.	7,888	1,519
NetApp, Inc.*	23,933	903
SanDisk Corp.*	34,896	1,601
Teradata Corp.*	17,780	952

Total		19,878

Construction & Engineering 1.05%
Fluor Corp.	33,190	1,867

Consumer Finance 0.65%
Capital One Financial Corp.	25,216	1,154

Diversified Financial Services 0.52%
JPMorgan Chase & Co.	24,678	920

Electrical Equipment 1.24%
Emerson Electric Co.	18,305	940
Rockwell Automation, Inc.	16,385	1,276

Total		2,216

Electronic Equipment, Instruments & Components 0.71%
Trimble Navigation Ltd.*	27,089	1,269

Energy Equipment & Services 6.54%
Cameron International Corp.*	76,107	4,049
Ensco plc ADR	36,971	1,946
Halliburton Co.	54,154	1,992
Schlumberger Ltd.	49,179	3,697

Total		11,684

Food & Staples Retailing 1.12%
Costco Wholesale Corp.	9,678	796
CVS Caremark Corp.	28,681	1,198

Total		1,994

Health Care Equipment & Supplies 1.55%
Covidien plc (Ireland)(a)	22,672	1,168
St. Jude Medical, Inc.	38,528	1,607

Total		2,775

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
January 31, 2012

Investments	Shares	Fair Value (000)

Health Care Providers & Services 3.31%
CIGNA Corp.	31,556	$1,415
Express Scripts, Inc.*	48,032	2,457
Laboratory Corp. of
America Holdings*	11,620	1,062
McKesson Corp.	11,824	966

Total		5,900

Hotels, Restaurants & Leisure 3.61%
Las Vegas Sands Corp.*	27,521	1,352
Marriott International, Inc. Class A	79,745	2,747
MGM Resorts International*	179,843	2,347

Total		6,446

Household Durables 0.88%
Stanley Black & Decker, Inc.	22,312	1,566

Information Technology Services 2.33%
Cognizant Technology
Solutions Corp. Class A*	13,630	978
MasterCard, Inc. Class A	5,820	2,069
Visa, Inc. Class A	11,108	1,118

Total		4,165

Internet & Catalog Retail 0.98%
Amazon.com, Inc.*	4,815	936
priceline.com, Inc.*	1,540	816

Total		1,752

Internet Software & Services 4.98%
eBay, Inc.*	79,983	2,527
Google, Inc. Class A*	10,973	6,366

Total		8,893

Life Sciences Tools & Services 0.75%
Agilent Technologies, Inc.*	31,546	1,340

Machinery 5.59%
Caterpillar, Inc.	19,093	2,084
Cummins, Inc.	10,893	1,133
Danaher Corp.	29,924	1,571
Dover Corp.	35,535	2,253

Investments	Shares	Fair Value (000)

Eaton Corp.	41,430	$2,031
SPX Corp.	13,119	914

Total		9,986

Media 0.79%
Discovery Communications,Inc. Class A*	32,883	1,410

Metals & Mining 1.82%
Barrick Gold Corp. (Canada)(a)	16,134	794
Cliffs Natural Resources, Inc.	11,833	855
Freeport-McMoRan Copper & Gold, Inc.	34,492	1,594

Total		3,243

Multi-Line Retail 1.27%
Dollar General Corp.*	32,732	1,395
Nordstrom, Inc.	17,688	873

Total		2,268

Oil, Gas & Consumable Fuels 6.91%
Apache Corp.	8,856	876
Concho Resources, Inc.*	10,141	1,082
Exxon Mobil Corp.	9,070	759
Noble Energy, Inc.	27,538	2,772
Occidental Petroleum Corp.	28,131	2,807
Peabody Energy Corp.	14,018	478
Pioneer Natural Resources Co.	17,515	1,739
Southwestern Energy Co.*	20,698	645
Whiting Petroleum Corp.*	23,706	1,187

Total		12,345

Paper & Forest Products 1.29%
International Paper Co.	74,152	2,309

Pharmaceuticals 2.80%
Allergan, Inc.	14,685	1,291
Novo Nordisk AS ADR	5,910	704
Teva Pharmaceutical Industries Ltd. ADR	43,783	1,976

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)
January 31, 2012

Investments	Shares	Fair Value (000)

Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc.*	17,412	$1,021

Total		4,992

Professional Services 0.56%
Robert Half International, Inc.	35,844	992

Real Estate Management & Development 0.57%
CBRE Group, Inc.*	52,994	1,023

Road & Rail 1.04%
Union Pacific Corp.	16,162	1,847

Semiconductors & Semiconductor Equipment 3.24%
Altera Corp.	39,697	1,579
Broadcom Corp. Class A*	49,523	1,701
Silicon Laboratories, Inc.*	32,052	1,405
Texas Instruments, Inc.	33,806	1,095

Total		5,780

Software 5.04%
Ariba, Inc.*	27,664	755
Citrix Systems, Inc.*	34,421	2,245
Electronic Arts, Inc.*	64,938	1,206
Informatica Corp.*	18,687	790
Oracle Corp.	69,059	1,947
Red Hat, Inc.*	17,274	801
VMware, Inc. Class A*	13,768	1,257

Total		9,001

Specialty Retail 3.82%
Bed Bath & Beyond, Inc.*	14,600	886
Dick’s Sporting Goods, Inc.	54,575	2,249
Limited Brands, Inc.	23,895	1,000
Ross Stores, Inc.	24,550	1,248
TJX Companies, Inc. (The)	21,091	1,437

Total		6,820

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods 3.14%
Coach, Inc.	27,591	$1,933
NIKE, Inc. Class B	27,730	2,883
PVH Corp.	10,274	793

Total		5,609

Tobacco 0.64%
Philip Morris International, Inc.	15,164	1,134

Total Common Stocks (cost $159,366,068)		178,603

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.84%

Repurchase Agreement
Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $1,535,000 of Federal Home Loan Mortgage Corp. at 0.063% due 8/10/2012; value: $1,534,017; proceeds: $1,502,783 (cost $1,502,783)	$1,503	1,503

Total Investments in Securities 100.88% (cost $160,868,851)		180,106

Liabilities in Excess of Other Assets (0.88)%		(1,569)

Net Assets 100.00%		$178,537

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
January 31, 2012

ASSETS:
Investments in securities, at fair value (cost $160,868,851)	$180,106,267
Receivables:
Investment securities sold	734,733
Capital shares sold	96,107
Interest and dividends	47,040
From advisor (See Note 3)	4,007
Prepaid expenses and other assets	51,065

Total assets	181,039,219

LIABILITIES:
Payables:
Investment securities purchased	1,931,286
Capital shares reacquired	237,680
Management fee	110,855
12b-1 distribution fees	85,077
Trustees’ fees	25,107
Fund administration	5,912
To affiliates (See Note 3)	13,979
Accrued expenses and other liabilities	92,646

Total liabilities	2,502,542

NET ASSETS	$178,536,677

COMPOSITION OF NET ASSETS:
Paid-in capital	$207,311,752
Accumulated net investment loss	(231,915)
Accumulated net realized loss on investments	(47,780,576)
Net unrealized appreciation on investments	19,237,416

Net Assets	$178,536,677

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)(concluded)
January 31, 2012

Net assets by class:
Class A Shares	$88,098,127
Class B Shares	$10,606,513
Class C Shares	$27,149,628
Class F Shares	$4,095,175
Class I Shares	$45,258,423
Class P Shares	$668
Class R2 Shares	$9,168
Class R3 Shares	$3,318,975
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	14,955,973
Class B Shares	1,946,245
Class C Shares	4,982,995
Class F Shares	687,529
Class I Shares	7,520,562
Class P Shares	112.205
Class R2 Shares	1,533
Class R3 Shares	566,493
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$5.89
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$6.25
Class B Shares-Net asset value	$5.45
Class C Shares-Net asset value	$5.45
Class F Shares-Net asset value	$5.96
Class I Shares-Net asset value	$6.02
Class P Shares-Net asset value	$5.95
Class R2 Shares-Net asset value	$5.98
Class R3 Shares-Net asset value	$5.86

8	See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2012

Investment income:
Dividends (net of foreign withholding taxes of $31,047)	$1,077,033
Interest	49

Total investment income	1,077,082

Expenses:
Management fee	649,064
12b-1 distribution plan-Class A	150,055
12b-1 distribution plan-Class B	55,092
12b-1 distribution plan-Class C	124,473
12b-1 distribution plan-Class F	1,908
12b-1 distribution plan-Class P	2
12b-1 distribution plan-Class R2	—
12b-1 distribution plan-Class R3	6,302
Shareholder servicing	160,005
Subsidy (See Note 3)	49,287
Registration	46,764
Fund administration	34,617
Professional	28,297
Reports to shareholders	20,367
Custody	3,234
Trustees’ fees	2,148
Other	5,452

Gross expenses	1,337,067
Expense reductions (See Note 7)	(36)
Management fee waived (See Note 3)	(47,239)

Net expenses	1,289,792

Net investment loss	(212,710)

Net realized and unrealized gain (loss):
Net realized gain on investments	1,284,952
Net change in unrealized appreciation/depreciation on investments	(9,525,903)

Net realized and unrealized loss	(8,240,951)

Net Decrease in Net Assets Resulting From Operations	$(8,453,661)

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2012 (unaudited)	For the Year Ended July 31, 2011
Operations:
Net investment loss	$(212,710)	$(541,049)
Net realized gain on investments	1,284,952	33,087,178
Net change in unrealized appreciation/depreciation on investments	(9,525,903)	2,727,345

Net increase (decrease) in net assets resulting from operations	(8,453,661)	35,273,474

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	9,923,802	43,317,892
Cost of shares reacquired	(19,246,886)	(51,825,243)

Net decrease in net assets resulting from capital share transactions	(9,323,084)	(8,507,351)

Net increase (decrease) in net assets	(17,776,745)	26,766,123

NET ASSETS:

Beginning of period	$196,313,422	$169,547,299

End of period	$178,536,677	$196,313,422

Accumulated net investment loss	$(231,915)	$(19,205)

10	See Notes to Financial Statements.

Financial Highlights

	Class A Shares

	Six Months Ended 1/31/2012 (unaudited)
			Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$6.13		$5.05	$4.50	$5.74	$5.98	$5.07

Investment operations:
Net investment loss(a)	(.01)		(.01)	(.02)	— (b)	(.03)	(.04)
Net realized and unrealized gain (loss)	(.23)		1.09	.57	(1.24)	(.21)	.95

Total from investment operations	(.24)		1.08	.55	(1.24)	(.24)	.91

Net asset value, end of period	$5.89		$6.13	$5.05	$4.50	$5.74	$5.98

Total Return(c)	(3.92	)%(d)	21.39%	12.22%	(21.60)%	(4.01)%	17.95%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.73	%(d)	1.45%	1.48%	1.50%	1.50%	1.50%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.73	%(d)	1.45%	1.48%	1.50%	1.50%	1.50%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(d)	1.45%	1.55%	1.70%	1.56%	1.61%
Net investment loss	(.10	)%(d)	(.20)%	(.48)%	(.10)%	(.50)%	(.62)%

Supplemental Data:

Net assets, end of period (000)	$88,098		$98,080	$90,029	$96,736	$119,321	$120,513
Portfolio turnover rate	50.10	%(d)	135.46%	84.12%	160.11%	174.14%	158.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	11

Financial Highlights (continued)

	Class B Shares

	Six Months
	Ended
	1/31/2012		Year Ended 7/31
	(unaudited)		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$5.69		$4.72	$4.23	$5.43	$5.70	$4.86

Investment operations:
Net investment loss(a)	(.02)		(.04)	(.05)	(.03)	(.07)	(.07)
Net realized and unrealized gain (loss)	(.22)		1.01	.54	(1.17)	(.20)	.91

Total from investment operations	(.24)		.97	.49	(1.20)	(.27)	.84

Net asset value, end of period	$5.45		$5.69	$4.72	$4.23	$5.43	$5.70

Total Return(b)	(4.22	)%(c)	20.55%	11.58%	(22.10)%	(4.74)%	17.28%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.05	%(c)	2.09%	2.13%	2.15%	2.15%	2.15%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.05	%(c)	2.09%	2.13%	2.15%	2.15%	2.15%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.08	%(c)	2.10%	2.20%	2.35%	2.21%	2.26%
Net investment loss	(.42	)%(c)	(.81)%	(1.13)%	(.75)%	(1.16)%	(1.27)%

Supplemental Data:

Net assets, end of period (000)	$10,607		$13,698	$16,683	$20,890	$31,989	$34,012

Portfolio turnover rate	50.10	%(c)	135.46%	84.12%	160.11%	174.14%	158.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 1/31/2012 (unaudited)		Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$5.69		$4.72	$4.23	$5.43	$5.69	$4.86

Investment operations:
Net investment loss(a)	(.02)		(.04)	(.05)	(.03)	(.07)	(.07)
Net realized and unrealized gain (loss)	(.22)		1.01	.54	(1.17)	(.19)	.90

Total from investment operations	(.24)		.97	.49	(1.20)	(.26)	.83

Net asset value, end of period	$5.45		$5.69	$4.72	$4.23	$5.43	$5.69

Total Return(b)	(4.22	)%(c)	20.55%	11.58%	(22.10)%	(4.57)%	17.08%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.02	%(c)	2.03%	2.13%	2.15%	2.15%	2.15%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.02	%(c)	2.03%	2.13%	2.15%	2.15%	2.15%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.05	%(c)	2.04%	2.20%	2.35%	2.21%	2.26%

Net investment loss	(.40	)%(c)	(.78)%	(1.13)%	(.75)%	(1.15)%	(1.28)%

Supplemental Data:

Net assets, end of period (000)	$27,150		$30,408	$30,295	$35,198	$50,103	$45,041
Portfolio turnover rate	50.10	%(c)	135.46%	84.12%	160.11%	174.14%	158.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 1/31/2012 (unaudited)					9/28/2007(a) to 7/31/2008
			Year Ended 7/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.19		$5.09	$4.52	$5.75	$6.53

Investment operations:
Net investment income (loss)(b)	—	(c)	— (c)	(.01)	— (c)	(.02)
Net realized and unrealized gain (loss)	(.23)		1.10	.58	(1.23)	(.76)

Total from investment operations	(.23)		1.10	.57	(1.23)	(.78)

Net asset value, end of period	$5.96		$6.19	$5.09	$4.52	$5.75

Total Return(d)	(3.72	)%(e)	21.61%	12.61%	(21.39)%	(11.94	)%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(e)	1.20%	1.23%	1.25%	1.02	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(e)	1.20%	1.23%	1.25%	1.02	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(e)	1.20%	1.29%	1.45%	1.10	%(e)
Net investment income (loss)	.02	%(e)	(.01)%	(.23)%	.05%	(.33	)%(e)

Supplemental Data:

Net assets, end of period (000)	$4,095		$4,205	$2,617	$1,980	$654
Portfolio turnover rate	50.10	%(e)	135.46%	84.12%	160.11%	174.14%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 1/31/2012 (unaudited)		Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$6.25		$5.13	$4.56	$5.79	$6.01	$5.08

Investment operations:
Net investment income (loss)(a)	—	(b)	.01	(.01)	.01	(.01)	(.02)
Net realized and unrealized gain (loss)	(.23)		1.11	.58	(1.24)	(.21)	.95

Total from investment operations	(.23)		1.12	.57	(1.23)	(.22)	.93

Net asset value, end of period	$6.02		$6.25	$5.13	$4.56	$5.79	$6.01

Total Return(c)	(3.68	)%(d)	21.83%	12.50%	(21.24)%	(3.66)%	18.31%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(d)	1.10%	1.13%	1.15%	1.15%	1.15%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.10%	1.13%	1.15%	1.15%	1.15%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.58	%(d)	1.10%	1.19%	1.35%	1.21%	1.25%
Net investment income (loss)	.07	%(d)	.11%	(.15)%	.25%	(.16)%	(.29)%

Supplemental Data:

Net assets, end of period (000)	$45,258		$47,301	$29,241	$23,962	$23,883	$54,603
Portfolio turnover rate	50.10	%(d)	135.46%	84.12%	160.11%	174.14%	158.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class P Shares

	Six Months Ended 1/31/2012 (unaudited)
			Year Ended 7/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$6.19		$5.09	$4.53	$5.77	$6.02	$5.11

Investment operations:
Net investment loss(a)	—	(b)	— (b)	(.02)	— (b)	(.04)	(.04)
Net realized and unrealized gain (loss)	(.24)		1.10	.58	(1.24)	(.21)	.95

Total from investment operations	(.24)		1.10	.56	(1.24)	(.25)	.91

Net asset value, end of period	$5.95		$6.19	$5.09	$4.53	$5.77	$6.02

Total Return(c)	(3.88	)%(d)	21.61%	12.36%	(21.49)%	(4.15)%	17.81%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.67	%(d)	1.26%	1.40%	1.51%	1.55%	1.60%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.67	%(d)	1.26%	1.40%	1.51%	1.55%	1.60%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(d)	1.26%	1.57%	1.70%	1.61%	1.70%
Net investment loss	(.05	)%(d)	(.03)%	(.35)%	(.08)%	(.67)%	(.72)%

Supplemental Data:

Net assets, end of period (000)	$1		$1	$1	$2	$3	$11
Portfolio turnover rate	50.10	%(d)	135.46%	84.12%	160.11%	174.14%	158.74%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 1/31/2012 (unaudited)					9/28/2007(a) to 7/31/2008
			Year Ended 7/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.21		$5.10	$4.53	$5.75	$6.53

Investment operations:
Net investment income (loss)(b)	—	(c)	.01	(.01)	.01	(.01)
Net realized and unrealized gain (loss)	(.23)		1.10	.58	(1.23)	(.77)

Total from investment operations	(.23)		1.11	.57	(1.22)	(.78)

Net asset value, end of period	$5.98		$6.21	$5.10	$4.53	$5.75

Total Return(d)	(3.70	)%(e)	21.76%	12.58%	(21.22)%	(11.94	)%(e)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(e)	1.08%	1.15%	1.12%	.98	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(e)	1.08%	1.15%	1.12%	.98	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.58	%(e)	1.68%	1.75%	1.92%	1.03	%(e)
Net investment income (loss)	.07	%(e)	.16%	(.18)%	.27%	(.12	)%(e)

Supplemental Data:

Net assets, end of period (000)	$9		$12	$10	$7	$9
Portfolio turnover rate	50.10	%(e)	135.46%	84.12%	160.11%	174.14%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 1/31/2012 (unaudited)					9/28/2007(a) to 7/31/2008
			Year Ended 7/31

			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.10		$5.03	$4.49	$5.73	$6.53

Investment operations:
Net investment loss(b)	(.01)		(.03)	(.04)	(.01)	(.02)
Net realized and unrealized gain (loss)	(.23)		1.10	.58	(1.23)	(.78)

Total from investment operations	(.24)		1.07	.54	(1.24)	(.80)

Net asset value, end of period	$5.86		$6.10	$5.03	$4.49	$5.73

Total Return(c)	(3.93	)%(d)	21.27%	12.03%	(21.64)%	(12.25	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.78	%(d)	1.58%	1.59%	1.63%	1.24	%(d)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.78	%(d)	1.58%	1.59%	1.63%	1.24	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.58%	1.59%	1.83%	1.30	%(d)
Net investment loss	(.16	)%(d)	(.45)%	(.84)%	(.23)%	(.40	)%(d)

Supplemental Data:

Net assets, end of period (000)	$3,319		$2,608	$673	$27	$34
Portfolio turnover rate	50.10	%(d)	135.46%	84.12%	160.11%	174.14%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

18	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was formed on September 29, 1999 and is organized as a Delaware statutory trust.

The Fund’s investment objective is long-term capital growth. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of

Notes to Financial Statements (unaudited)(continued)

Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2008 through July 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the

Notes to Financial Statements (unaudited)(continued)

risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Type*	(000)	(000)	(000)	(000)

Common Stocks	$178,603	$—	$—	$178,603
Repurchase Agreement	—	1,503	—	1,503

Total	$178,603	$1,503	$—	$180,106

*	See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended January 31, 2012, the effective management fee, net of waivers, was at an annualized rate of .70% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended January 31, 2012 and continuing through November 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating

Notes to Financial Statements (unaudited)(continued)

expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.10%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and fees pursuant to the 12b-1 distribution plan) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of January 31, 2012, the percentages of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund were 9.87% and 12.68%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2012:

Distributor	Dealers’
Commissions	Concessions

$8,426	$46,519

Distributor received CDSCs of $443 and $1,360 for Class A and Class C shares, respectively, for the six months ended January 31, 2012.

Two Trustees and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in

Notes to Financial Statements (unaudited)(continued)

the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

2017	2018	Total

$13,966,584	$34,229,669	$48,196,253

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of January 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$161,731,906

Gross unrealized gain	22,871,448
Gross unrealized loss	(4,497,087)

Net unrealized security gain	$18,374,361

The difference between book-basis and tax-basis unrealized gains (losses) is primarily due to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2012 were as follows:

Purchases	Sales

$87,884,697	$97,921,577

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2012.

6.	TRUSTEES’ REMUNERATION

The Fund’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from ..15% to .125% of the amount available under the facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. During the six months ended January 31, 2012, a participating fund managed by Lord Abbett utilized the Facility and fully repaid its borrowings. As of January 31, 2012, there were no loans outstanding pursuant to this Facility.

Effective February 3, 2012, the Fund and certain other funds managed by Lord Abbett have entered into a short term extension of the Facility through April 2, 2012.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. Large growth stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and value stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for meeting or exceeding earnings expectations or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(concluded)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Class A Shares	Shares	Six Months Ended January 31, 2012 (unaudited) Amount	Shares	Year Ended July 31, 2011 Amount

Shares sold	706,406	$3,892,384	1,931,417	$11,419,110
Converted from Class B*	105,955	584,555	232,994	1,400,230
Shares reacquired	(1,849,996)	(10,165,625)	(3,987,798)	(23,513,147)

Decrease	(1,037,635)	$(5,688,686)	(1,823,387)	$(10,693,807)

Class B Shares

Shares sold	21,852	$108,656	99,646	$543,713
Shares reacquired	(367,873)	(1,860,293)	(977,018)	(5,262,123)
Converted to Class A*	(114,333)	(584,555)	(250,342)	(1,400,230)

Decrease	(460,354)	$(2,336,192)	(1,127,714)	$(6,118,640)

Class C Shares

Shares sold	339,120	$1,739,396	710,059	$3,930,170
Shares reacquired	(701,351)	(3,604,080)	(1,789,447)	(9,642,119)

Decrease	(362,231)	$(1,864,684)	(1,079,388)	$(5,711,949)

Class F Shares

Shares sold	389,883	$2,141,938	1,263,507	$7,398,495
Shares reacquired	(381,292)	(2,114,374)	(1,098,723)	(6,430,817)

Increase	8,591	$27,564	164,784	$967,678

Class I Shares

Shares sold	172,938	$976,134	2,917,457	$17,932,385
Shares reacquired	(215,533)	(1,199,270)	(1,049,023)	(6,608,380)

Increase (decrease)	(42,595)	$(223,136)	1,868,434	$11,324,005

Class P Shares

Shares sold	—	$—	0.205	$1

Increase	—	$—	0.205	$1

Class R2 Shares

Shares sold	—	$—	72	$395
Shares reacquired	(338)	(1,906)	(86)	(459)

Decrease	(338)	$(1,906)	(14)	$(64)

Class R3 Shares

Shares sold	194,147	$1,065,294	355,474	$2,093,623
Shares reacquired	(55,047)	(301,338)	(61,725)	(368,198)

Increase	139,100	$763,956	293,749	$1,725,425

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

At a meeting held on December 14 and 15, 2011, the Board of Trustees (the “Board”), including all of the Trustees who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information about the investment performance of the Fund compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, the results of the examination of the portfolio management team by members of the Contract Committee during the year, the deliberations of the Contract Committee on December 14 and 15, 2011, and the discussions between the Contract Committee and Lord Abbett’s management on December 15, 2011.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investmentobjectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended August 31, 2011. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month and one-year periods, the fourth quintile for the three-year and five-year periods, and the fifth quintile for the ten-year period. The Board observed that the investment performance was lower than that of the Lipper Large-Cap Growth Index for the eight-month, one-year, three-year, five-year, and ten-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and

Approval of Advisory Contract (continued)

discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also noted that Lord Abbett had made significant changes in its personnel for the Fund in 2009, replacing Bruce Bartlett and Christopher Yates with David J. Linsen and Paul J. Volovich. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the fiscal year ended July 31, 2011 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately one basis point below the median of the peer group, and the actual management and administrative services fees were approximately four basis points above the median of the peer group. The Board observed that for the fiscal year ended July 31, 2011 the total expense ratio of Class A was approximately fourteen basis points above the median of the peer group, the total expense ratio of Class B was approximately five basis points above the median of the peer group, the total expense ratio of Class C was approximately one basis point below the median of the peer group, the total expense ratio of Class F was approximately six basis points above the median of the peer group, the total expense ratio of Class I was approximately six basis points above the median of the peer group, the total expense ratio of Class P was approximately six basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twenty-four basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twenty-six basis points above the median of the peer group. The Board noted that for the period from December 1, 2010 through November 30, 2011, Lord Abbett had contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.10%. The Board also noted that Lord Abbett renewed the agreement through November 30, 2012. The Board considered how those expense ratios would relate to those of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses,

Approval of Advisory Contract (concluded)

and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives Rule 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the Rule 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of
shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by		LASA-3
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Stock Appreciation Fund	(03/12)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: March 27, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: March 27, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 27, 2012